Debt And Other Financing Arrangements (Schedule Of Debt And Other Financing Arrangements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 4,280,200,000	$ 4,280,200,000
Less current maturities	(650,000,000)
Total long-term debt, noncurrent	3,630,200,000	4,280,200,000
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	350,000,000	350,000,000
Debt instrument interest rate		4.875%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	300,000,000	300,000,000
Debt instrument interest rate		5.00%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	250,000,000	250,000,000
Debt instrument interest rate		5.00%
Debt instrument - maturity date	2013
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000,000	600,000,000
Debt instrument interest rate		5.75%
Debt instrument - maturity date	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000,000	500,000,000
Debt instrument interest rate		5.85%
Debt instrument - maturity date	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000,000	600,000,000
Debt instrument interest rate		4.125%
Debt instrument - maturity date	2022
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000,000	650,000,000
Debt instrument interest rate		6.40%
Debt instrument - maturity date	2037
Industrial Revenue Bonds [Member] | 0.11% to 1.7%, variable, due from 2014 to 2040
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,030,200,000	$ 1,030,200,000
Debt instrument interest rate - minimum		0.11%
Debt instrument interest rate - maximum		1.70%
Debt instrument - maturity date - start	2014
Debt instrument - maturity date - end	2040